Borrowings - Maturities of long-term borrowings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Borrowings [Abstract]
2024	¥ 619,672
2025	1,875,517
2026	1,730,116
2027	884,123
2028	730,624
2029 and thereafter	4,145,545
Subtotal	9,985,597	¥ 8,988,356
Trading balances of secured borrowings	413,613	269,950
Total	¥ 10,399,210	¥ 9,258,306